Leases (right of use assets) - Schedule of reconciliation of right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning period	€ 41,603	€ 48,285
Additions	3,759	1,629
Revaluation due to variable payments	(2)	859
Termination of contracts	22,539	0
Exchange rate differences	280	(2,669)
Right-of-use assets, ending period	20,392	41,603
Total assets
Disclosure of quantitative information about right-of-use assets [line items]
Additions	3,781	1,629
Amortization	(2,569)	(3,103)
Impairment charge		(4,178)
Revaluation due to variable payments		859
Termination of contracts	22,548	32
Exchange rate differences	125	(1,857)
Land, buildings and leasehold improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning period	41,365	47,993
Additions	3,593	1,482
Amortization	(2,428)	(2,944)
Impairment charge		(4,178)
Revaluation due to variable payments	0	859
Termination of contracts	22,516	0
Exchange rate differences	127	(1,847)
Right-of-use assets, ending period	20,141	41,365
Manufacturing and laboratory equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning period	0	15
Additions	0	0
Amortization	0	(15)
Impairment charge		0
Revaluation due to variable payments		0
Termination of contracts	0	0
Exchange rate differences	0	0
Right-of-use assets, ending period	0	0
Furniture, fittings and other
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning period	238	278
Additions	189	147
Amortization	(141)	(145)
Impairment charge		0
Revaluation due to variable payments		0
Termination of contracts	32	32
Exchange rate differences	(2)	(10)
Right-of-use assets, ending period	€ 251	€ 238